Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Non-controlling Interest	Accumulated Other Comprehensive (Loss)
Balance, amount at Dec. 31, 2021	$ 112,536,711	$ 6,664	$ 69,630,781	$ 6,874,614	$ 36,684,794	$ (1,724,627)	$ 1,071,149
Issuance of common stock for private placement	10,120,400	23,833	10,120,400	0	0	0	0
Cancellation of common stock due to reverse split	(4,573)	(51)	(4,573)	0	0	0	0
Foreign currency translation adjustment	(9,303,340)	0	0	0	0	10,536	(9,313,876)
Appropriation of retained earnings to statutory reserve fund	0	0	0	615,784	(615,784)	0	0
Net income (loss)	2,586,196	0	0	0	3,021,069	(434,873)	0
Balance, amount at Dec. 31, 2022	115,935,394	30,446	79,746,608	7,490,398	39,090,079	(2,148,964)	(8,242,727)
Foreign currency translation adjustment	(4,220,033)	0	0	0	0	1,513	(4,221,546)
Net income (loss)	5,017,546	0	0	0	5,582,847	(565,301)	0
Proceeds received from issuance of common shares	5,834,325	56,000	5,834,325	0	0	0	0
Conversion of convertible note	438,000	8,479	438,000	0	0	0	0
Balance, amount at Dec. 31, 2023	123,005,232	94,925	86,018,933	7,490,398	44,672,926	(2,712,752)	(12,464,273)
Foreign currency translation adjustment	86,797	0	0	0	0	4,592	82,205
Appropriation of retained earnings to statutory reserve fund	0	0	0	7,387,651	7,387,651	0	0
Net income (loss)	(3,565,285)	0	0	0	(3,241,770)	(323,515)	0
Proceeds received from issuance of common shares	364,126	102,250	364,126	0	0	0	0
Conversion of convertible note	2,060,000	222,483	2,060,000	0	0	0	0
Issuance of common stock for warrants exercised	6,325,187	713,000	6,325,187	0	0	0	0
Balance, amount at Dec. 31, 2024	$ 128,276,057	$ 1,132,658	$ 94,768,246	$ 102,747	$ 48,818,807	$ (3,031,675)	$ (12,382,068)